Inventories	12 Months Ended
Dec. 31, 2012
Inventories
5.	INVENTORIES

	December 31,
	2012	2011
Current
Coal stockpiles	$10,232	$9,390
Copper-gold stockpiles	1,791	2,875
Copper-gold concentrate	22,479	—
Materials and supplies	317,398	96,218

	$351,900	$108,483

Noncurrent
Run-of-mine stockpiles	$67,897	$—